Revenue - Disaggregated Revenues by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 67,454	$ 26,471	$ 146,281	$ 87,193	$ 115,678	$ 142,910
Americas
Disaggregation of Revenue [Line Items]
Total revenue					91,411	121,228
United States
Disaggregation of Revenue [Line Items]
Total revenue					85,891	113,567
Other Americas
Disaggregation of Revenue [Line Items]
Total revenue					5,520	7,661
Europe, Middle East, and Africa (EMEA)
Disaggregation of Revenue [Line Items]
Total revenue					24,267	21,682
Great Britain
Disaggregation of Revenue [Line Items]
Total revenue					8,607	16,139
UNITED ARAB EMIRATES
Disaggregation of Revenue [Line Items]
Total revenue					10,328	1,787
Other EMEA
Disaggregation of Revenue [Line Items]
Total revenue					$ 5,332	$ 3,756